Derivative financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Summary of derivative financial assets and liabilities
The following table summarizes the fair value of the FCA Group's derivative financial assets and liabilities:

	At December 31,
	2020		2019
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€—	€—	€—	€—
Total Fair value hedges	—	—	—	—
Cash flow hedges:
Currency risks - forward contracts, currency swaps and currency options	149	(139)	34	(81)
Interest rate risk - interest rate swaps	—	(228)	—	(180)
Interest rate and currency risk - combined interest rate and currency swaps	138	(26)	—	—
Commodity price risk – commodity swaps and commodity options	97	(9)	21	(6)
Total Cash flow hedges	384	(402)	55	(267)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	—	—	—	—
Total Net investment hedges	—	—	—	—
Derivatives for trading	245	(231)	43	(51)
Total Fair value of derivative financial assets/(liabilities)	€629	€(633)	€98	€(318)
Financial derivative assets/(liabilities) - current	€501	€(353)	€93	€(194)
Financial derivative assets/(liabilities) - non-current	€128	€(280)	€5	€(124)

Summary of outstanding notional amounts by due date
The following table summarizes the outstanding notional amounts of the FCA Group's derivative financial instruments by due date:

	At December 31,
	2020				2019
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€15,151	€317	€—	€15,468	€11,259	€30	€—	€11,289
Interest rate risk management	701	889	1,956	3,546	1,105	1,700	—	2,805
Interest rate and currency risk management	6	16	978	1,000	9	22	—	31
Commodity price risk management	1,133	86	—	1,219	523	27	—	550
Other derivative financial instruments	14	—	—	14	—	14	—	14
Total Notional amount	€17,005	€1,308	€2,934	€21,247	€12,896	€1,793	€—	€14,689

Summary of fair value hedges

	Years ended December 31,
	2020	2019	2018
	(€ million)
Currency risk
Net gains/(losses) on qualifying hedges	€—	€—	€—
Fair value changes in hedged items	—	—	—
Interest rate risk
Net (losses) on qualifying hedges	—	—	(2)
Fair value changes in hedged items	—	—	2
Net gains/(losses)	€—	€—	€—

Summary of reclassification adjustments from Other comprehensive income to Consolidated Income Statement

	Years ended December 31,
	2020	2019	2018
	(€ million)
Currency risk
Increase/(decrease) in Net revenues	€28	€(27)	€100
Decrease/(increase) in Cost of revenues	135	(29)	(17)
Net financial income/(expenses)	98	4	2
Result from investments	21	1	24
Interest rate risk
Result from investments	2	(2)	1
Net financial expenses	(11)	—	—
Commodity price risk
(Increase)/decrease in Cost of revenues	(86)	7	29
Ineffectiveness and discontinued hedges	(21)	(33)	(5)
Tax expense/(benefit)	1	(3)	(36)
Items relating to discontinued operations, net of tax	—	2	9
Total recognized in the Consolidated Income Statement	€167	€(80)	€107